Use of Judgements and Estimates (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 $ / oz $ / T
Gold Commodity Type [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity per ounce | $ / oz	1,250
Silver Commodity Type [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity per ounce | $ / oz	19
Lead Commodity [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity per ounce | $ / T	2,200
Zinc Commodity [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity per ounce | $ / T	2,500